T. ROWE PRICE Retirement Balanced Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 56.1%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  431,530 8,288 14,355 89,851,673 433,984
New Income Fund  334,879 14,846 11,922 42,929,741 343,009
International Bond Fund (USD
Hedged)  130,189 5,262 4,493 15,343,451 131,186
Dynamic Global Bond Fund  78,095 2,117 2,791 9,957,375 77,468
Emerging Markets Bond Fund  70,310 1,649 2,445 7,632,127 72,582
High Yield Fund  61,646 1,510 1,967 10,343,945 62,167
U.S. Treasury Long-Term Index
Fund  57,746 1,203 4,620 7,909,025 55,917
Dynamic Credit Fund  30,090 807 1,110 3,389,942 30,204
Floating Rate Fund  20,627 531 666 2,218,496 20,543
Total Bond Funds (Cost $1,295,259) 1,227,060
EQUITY FUNDS 40.1%
T. Rowe Price Funds:
Value Fund  121,931 724 3,546 2,560,484 125,387
Growth Stock Fund  116,109 695 6,183 1,021,998 120,565
Hedged Equity Fund  86,550 516 3,075 6,628,838 88,826
U.S. Large-Cap Core Fund  82,007 482 2,660 1,895,289 85,345
International Value Equity Fund  70,750 414 2,794 3,261,559 72,635
Overseas Stock Fund  61,767 370 1,683 4,135,839 63,527
Real Assets Fund  57,191 649 1,674 3,755,057 61,283
Equity Index 500 Fund  61,226 666 4,190 358,691 61,039
International Stock Fund  53,790 316 2,409 2,349,524 52,183
Mid-Cap Growth Fund  28,525 166 1,270 279,191 29,108
Mid-Cap Value Fund  26,514 154 1,084 831,652 27,702
Emerging Markets Discovery Stock
Fund  22,600 139 688 1,484,671 24,527
Emerging Markets Stock Fund  20,444 127 511 559,724 21,947
Small-Cap Value Fund  15,881 89 1,007 298,569 16,609
Small-Cap Stock Fund  13,151 77 229 234,805 14,048
New Horizons Fund (2) 11,886 68 1,240 203,463 11,624
Total Equity Funds (Cost $531,390) 876,355
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  152 3,500 3,402 2,571 249
Total Other Mutual Funds (Cost $248) 249

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds  3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 81,149 18,264 17,388 82,024,562 82,025
Total Short-Term Investments (Cost $82,025) 82,025
Total Investments in Securities 100.0%
(Cost $1,908,922) $ 2,185,689
Other Assets Less Liabilities (0.0)% (925)
Net Assets 100.0% $ 2,184,764
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (10) $ 417 $ 598
Dynamic Global Bond Fund  (247) 47 1,132
Emerging Markets Bond Fund  (246) 3,068 1,228
Emerging Markets Discovery Stock Fund  42 2,476 —
Emerging Markets Stock Fund  151 1,887 —
Equity Index 500 Fund  2,041 3,337 191
Floating Rate Fund  (6) 51 405
Growth Stock Fund  1,932 9,944 —
Hedged Equity Fund  681 4,835 —
High Yield Fund  (46) 978 1,144
International Bond Fund (USD Hedged)  (231) 228 1,399
International Stock Fund  791 486 —
International Value Equity Fund  1,120 4,265 —
Limited Duration Inflation Focused Bond Fund  (414) 8,521 1,984
Mid-Cap Growth Fund  99 1,687 —
Mid-Cap Value Fund  21 2,118 —
New Horizons Fund  116 910 —
New Income Fund  (987) 5,206 4,252
Overseas Stock Fund  749 3,073 —
Real Assets Fund  147 5,117 —
Small-Cap Stock Fund  171 1,049 —
Small-Cap Value Fund  60 1,646 —
Transition Fund  (2) (1) —
U.S. Large-Cap Core Fund  364 5,516 —
U.S. Treasury Long-Term Index Fund  (1,201) 1,588 610
Value Fund  245 6,278 —
U.S. Treasury Money Fund, 4.35% — — 954
Totals $ 5,340# $ 74,727 $ 13,897+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13,897 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Balanced
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F145-054Q1 08/25